Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 1,612,519	$ 262,992	$ 2,093,254	$ 295,392	$ 918,554	$ 193,339
Operating expenses:
Cost of revenue	584,549	136,767	899,124	151,906	619,249	109,395
Research and development	268,061	651,099	669,135	1,485,968	2,506,507	2,531,624
General and administrative	370,311	603,925	866,777	1,269,028	2,356,106	3,062,005
Total operating expenses	1,222,921	1,391,791	2,435,036	2,906,902	5,481,862	5,703,024
Income (loss) from operations	389,598	(1,128,799)	(341,782)	(2,611,510)	(4,563,308)	(5,509,685)
Other income (expense):
Sub-lease rental income and other income						128,913
Interest income	101	279	203	681	1,013	1,190
Amortization of discount on convertible notes	(283,043)		(427,819)
Changes in fair value of derivative liabilities	(3,001,480)		(2,855,045)
Total other income (expense), net	(3,284,422)	279	(3,282,661)	681	1,013	130,103
Loss before income tax expense	(2,894,824)	(1,128,520)	(3,624,443)	(2,610,829)	(4,562,295)	(5,379,582)
Income tax expense
Net loss	$ (2,894,824)	$ (1,128,520)	$ (3,624,443)	$ (2,610,829)	$ (4,562,295)	$ (5,379,582)
Loss per share - basic (in Dollars per share)	$ (0.24)	$ (0.09)	$ (0.3)	$ (0.21)	$ (0.37)	$ (0.47)
Loss per share - diluted (in Dollars per share)	$ (0.24)	$ (0.09)	$ (0.3)	$ (0.21)	$ (0.37)	$ (0.47)
Weighted average common shares outstanding - basic (in Shares)	12,212,403	12,167,930	12,195,415	12,418,579	12,298,355	11,379,480
Weighted average common shares outstanding - diluted (in Shares)	12,212,403	12,167,930	12,195,415	12,418,579	12,298,355	11,379,480